Directors' and prescribed officers' remuneration - Executive directors and prescribed officers remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2025 R / $	Dec. 31, 2025 R / €	Dec. 31, 2025 R / $	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 R / £	Dec. 31, 2024 ZAR (R) R / $ R / € R / £	Dec. 31, 2023 ZAR (R) R / £ R / $ R / €
Disclosure of transactions between related parties [line items]
Salary				R 172,681		R 194,057	R 138,209
Accrual of share-based payment benefits				592,064		44,047	34,578
Pension scheme total contributions				10,301		10,072	9,397
Total				775,046		248,176	182,184
Average foreign exchange rate (R per USD/GBP/EUR)	17.88	20.17	11.52
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary				82,904
Cash bonus accrued for 2025 paid in 2026				73,970
Accrual of share-based payment benefits				89,860
Pension scheme total contributions				10,301
Expense allowance and other benefits				15,807
Total				272,842		R 267,700	R 235,321
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	17.88					18.32	18.42
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary				12,413
Cash bonus accrued for 2025 paid in 2026				11,740
Accrual of share-based payment benefits				27,386
Pension scheme total contributions				1,171
Expense allowance and other benefits				4,467
Total				57,177		R 50,856	R 56,334
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary				10,163
Cash bonus accrued for 2025 paid in 2026				9,987
Accrual of share-based payment benefits				9,101
Pension scheme total contributions				1,129
Expense allowance and other benefits				0
Total				30,380		20,564	19,947
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary				8,002
Cash bonus accrued for 2025 paid in 2026				8,325
Accrual of share-based payment benefits				11,246
Pension scheme total contributions				1,143
Expense allowance and other benefits				0
Total				28,716		23,541	25,701
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary				0
Cash bonus accrued for 2025 paid in 2026				0
Accrual of share-based payment benefits				0
Pension scheme total contributions				0
Expense allowance and other benefits				0
Total				0		0	14,513
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary				5,290
Cash bonus accrued for 2025 paid in 2026				5,583
Accrual of share-based payment benefits				8,824
Pension scheme total contributions				868
Expense allowance and other benefits				0
Total				20,565		14,570	14,369
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Salary				9,988
Cash bonus accrued for 2025 paid in 2026				11,210
Accrual of share-based payment benefits				9,704
Pension scheme total contributions				1,847
Expense allowance and other benefits				473
Total				33,222		23,202	21,856
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Salary				1,029
Cash bonus accrued for 2025 paid in 2026				0
Accrual of share-based payment benefits				0
Pension scheme total contributions				0
Expense allowance and other benefits				14
Total				1,043		R 43,821	R 23,548
Average foreign exchange rate (R per USD/GBP/EUR) | R / £					23.55	23.40	22.93
Lerato Legong
Disclosure of transactions between related parties [line items]
Salary				2,178
Cash bonus accrued for 2025 paid in 2026				0
Accrual of share-based payment benefits				1,388
Pension scheme total contributions				297
Expense allowance and other benefits				1,124
Total				4,987		R 14,016	R 10,760
Mika Seitovirta
Disclosure of transactions between related parties [line items]
Salary				9,646
Cash bonus accrued for 2025 paid in 2026				6,432
Accrual of share-based payment benefits				4,288
Pension scheme total contributions				1,841
Expense allowance and other benefits				6,415
Total				28,622		R 26,654	R 23,971
Average foreign exchange rate (R per USD/GBP/EUR) | R / €		20.17				19.82	19.94
Charles Carter
Disclosure of transactions between related parties [line items]
Salary				13,852
Cash bonus accrued for 2025 paid in 2026				10,756
Accrual of share-based payment benefits				11,299
Pension scheme total contributions				1,057
Expense allowance and other benefits				1,314
Total				38,278		R 33,980	R 24,322
Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Salary				6,044
Cash bonus accrued for 2025 paid in 2026				5,820
Accrual of share-based payment benefits				3,880
Pension scheme total contributions				403
Expense allowance and other benefits				0
Total				16,147		16,496	0
Richard Cox
Disclosure of transactions between related parties [line items]
Salary				3,263
Cash bonus accrued for 2025 paid in 2026				3,179
Accrual of share-based payment benefits				2,119
Pension scheme total contributions				362
Expense allowance and other benefits				0
Total				8,923		0	0
Mdu Bhulose
Disclosure of transactions between related parties [line items]
Salary				1,036
Cash bonus accrued for 2025 paid in 2026				938
Accrual of share-based payment benefits				625
Pension scheme total contributions				183
Expense allowance and other benefits				2,000
Total				R 4,782		R 0	R 0